SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Equity Award Activity

A summary of the Company’s equity award activity held by both the Company's employees and CIH's employees  under the 1999 Plan, 2010 Plan and 2015 Plan for the year ended December 31, 2019 was stated below:

			Weighted
		Weighted-	Average
		Average per	Remaining
		Share	Contractual	Aggregate
Options Granted to Employees	Number of	Exercise	Term	Intrinsic
and Directors	Shares	Price	(Years)	Value

Outstanding, December 31, 2018	6,034,054	10.92	4.50	US$	5,919
Granted (new options)	1,423,337	5.85
Granted (replacement options)	6,456,707	2.05
Forfeited	(87,950)	16.94
Expired	(140,446)	22.27
Exercised	(11,000)	1.97
Replaced	(6,456,707)	8.70
Outstanding, December 31, 2019	7,217,995	3.84	5.05	US$	5,299
Vested and expected to vest at December 31, 2019	7,217,995	3.84	5.05	US$	5,299
Exercisable at December 31, 2019	636,052	16.42	4.01	US$	86

Summary of fair value of option granted

Year Ended December 31, 2019
US$
Weighted average grant date fair value of option per share	2.88
Aggregate grant date fair value of options	4,099

Assumptions Used to Estimate Fair Value

For the Years Ended
December 31,
2019

Risk-free interest rate	1.57% to 2.42%
Dividend yield	Nil
Expected volatility range	39.00% to 48.06%
Weighted average expected life	0.07 to 10.00 years
Estimated forfeiture rate	—
Exercise multiple	2.2-2.8
Fair value of ordinary share	US$1.99 to US$5.80

Restricted Stock [Member]
Summary of Equity Award Activity

A summary of the Company’s restricted shares held by both the Company’s employees and CIH’s employees for the year ended December 31, 2019 was stated below:

		Weighted-
Restricted Shares	Number of	Average Grant date
Granted to Employees and Directors	Shares	Fair Value per Share

Outstanding, December 31, 2018	1,066,635	17.62
Forfeited	(52,161)	18.60
Vested	(387,940)	17.60
Unvested, December 31, 2019	626,534	17.55

China Index Holdings Limited [Member]
Summary of Equity Award Activity

A summary of CIH’s share options activities held by the Company’s employees for the year ended December 31, 2019 was as follows:

			Weighted
		Weighted-	Average
		Average per	Remaining
		Share	Contractual		Aggregate
Options Granted to Employees	Number of	Exercise	Term		Intrinsic
and Directors	Shares	Price	(Years)		Value
Outstanding, December 31, 2018	—	—	—		—
CIH’s share options issued (a)	6,773,143	0.001
Forfeited	(59,340)	0.001
Expired	(76,185)	0.001
Outstanding, December 31, 2019	6,637,618	0.001	4.78	US$	24,154
Vested and expected to vest at December 31, 2019	6,637,618	0.001	4.78	US$	24,154
Exercisable at December 31, 2019	326,165	0.001	3.12	US$	1,187

(a)reflects CIH’s share options issued to the Company’s employees upon the separation;

China Index Holdings Limited [Member] | Restricted Stock [Member]
Summary of Equity Award Activity

A summary of CIH’s restricted shares activities held by the Company’s employees for the year ended December 31, 2019 was as follows:

		Weighted-
Restricted Shares	Number of	Average Grant date
Granted to Employees and Directors	Shares	Fair Value per Share

Outstanding, December 31, 2018	—	—
CIH’s restricted shares issued (a)	931,588	0.34
Forfeited	(17,032)
Vested	(350,829)
Unvested, December 31, 2019	563,727	0.34

(a)reflects CIH’s restricted shares issued to the Company’s employees upon the separation;